Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries were included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	2,313	2,348	360
Short-term investments, net	1,892	6,930	1,062
Accounts receivable, net	5,023	6,614	1,014
Others	5,750	8,097	1,241

Total current assets	14,978	23,989	3,677

Fixed assets, net	3,839	4,978	763
Intangible assets, net	1,404	1,499	230
Licensed copyrights, net	1,641	993	152
Produced content, net	4,355	6,130	939
Long-term investments, net	21,825	20,707	3,173
Operating lease right-of-use assets	6,525	6,460	990
Others	7,970	7,717	1,183

Total non-current assets	47,559	48,484	7,430

Total	62,537	72,473	11,107

Liabilities
Accounts payable and accrued liabilities	15,774	15,420	2,363
Customer deposits and deferred revenue	4,841	6,047	927
Operating lease liabilities	2,110	2,068	317
Others	1,967	1,516	232

Total current third-party liabilities	24,692	25,051	3,839

Operating lease liabilities	4,227	4,376	671
Others	2,068	1,143	175

Total non-current third-party liabilities	6,295	5,519	846

Amounts due to the Company and its non-VIE subsidiaries, net	17,121	19,592	3,003

Total	48,108	50,162	7,688

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	33,992	51,988	52,666	8,071
Net (loss) income	(6,834)	(2,950)	2,091	320
Net cash provided by operating activities	2,396	1,649	4,616	707
Net cash used in investing activities	(16,674)	(4,829)	(8,382)	(1,285)
Net cash provided by financing activities	11,916	3,604	3,859	591